Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Royalties	Total Payments
Total	$ 12,007,018.51	$ 12,007,018.51
UNITED STATES | Federal Government – Office of Natural Resources Revenue, U.S. Department of the Interior in the United States of America
Total	$ 12,007,018.51	$ 12,007,018.51